Operating Expenses - Disclosure Of Detailed Information About Components Of Operating Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Raw materials and consumables	$ 153,038	$ 86,407
Salaries and employee benefits	67,792	36,524
Contractors	78,919	31,819
Repairs and maintenance	37,876	20,195
Site administration	37,464	10,823
Royalties	23,312	9,451
Operating Expense Gross	398,401	195,219
Change in inventories	23,860	(36,021)
Total operating expenses	$ 422,261	$ 159,198